Company

AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006

1-31773

RECD S.E.C.
AUG 20 2003
1086

03027961

PROCESSED
AUG 22 2003
THOMSON
FINANCIAL

August 20, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on August 18, 2003, The American Stock Exchange (the "Exchange") received from Caraco Pharmaceutical Laboratories, Ltd., (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, no par value

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl